UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund: BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2023

Date of reporting period: 06/30/2023

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
June 30, 2023
Not FDIC Insured - May Lose Value - No Bank Guarantee
2023 Semi-Annual Report
(Unaudited)
BlackRock Funds V
BlackRock Inflation Protected Bond Portfolio

Dear Shareholder,
Despite an uncertain economic landscape during the 12-month reporting period ended June 30, 2023, the resilience of the U.S. economy in the face of ever tighter financial conditions provided an encouraging backdrop for investors. Inflation remained elevated as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated substantially as the period continued, while ongoing strength in consumer spending backstopped the economy.
Equity returns were strong, as continued job growth eased investors’ concerns about the economy’s durability.
The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. Most major classes of equities advanced significantly, including large- and small-capitalization U.S. stocks and international equities from developed markets. Emerging market equities also gained, although at a substantially slower pace, pressured by high interest rates and falling commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bond prices fared significantly better than investment-
grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates seven times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at its June 2023 meeting, which made it the first meeting without a rate increase since the tightening cycle began in early 2022.
Supply constraints have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population exacerbate these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and most recently opted for a pause, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the
Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again.
We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight to developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on emerging market stocks in the near-term as growth trends for emerging markets appear brighter. We also believe that stocks with an A.I. tilt should benefit from an investment cycle that is set to support revenues and margins. We are neutral on credit overall amid tightening credit and financial conditions, however there are selective opportunities in the near term. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term
U.S. Treasuries, U.S. inflation-linked bonds, U.S. mortgage-backed securities, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of June 30, 2023
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
16.89% 19.59%
U.S. small cap equities
(Russell 2000
®
Index)
8.09 12.31
International equities (MSCI
Europe, Australasia, Far
East Index)
11.67 18.77
Emerging market equities
(MSCI Emerging Markets
Index)
4.89 1.75
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.25 3.60
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.70 (3.97)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
2.09 (0.94)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.67 3.19
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
5.38 9.07
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Consolidated Financial Statements:

Fund Summary
as of June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Inflation Protected Bond Portfolio
Investment Objective
BlackRock Inflation Protected Bond Portfolio’s (the “Fund”) investment objective is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended June 30, 2023, all of the Fund’s share classes outperformed its benchmark, the Bloomberg U.S. Treasury Inflation Protected Securities Index,
with the exception of the Investor C shares which underperformed.
What factors influenced performance?
Returns for Treasury Inflation Protected Securities (“TIPS”) are influenced by the direction of nominal Treasury yields as well as changes in inflation expectations. Over the period, the Fund’s tactical positioning with respect to U.S. duration and corresponding interest rate sensitivity was the most notable contributor to performance relative to the benchmark. The Fund began the period overweight duration on the view that an easing in inflation increased the probability of the Fed being able to manage a soft landing for the economy. As that narrative was adopted by the market, Treasury yields moved lower in January 2023. The Fund then moved to an underweight duration stance in early
February 2023, benefiting returns as the market priced in more aggressive Fed policy, pushing yields higher. The Fund’s allocation to rental linked commercial mortgage-
backed securities and agency mortgage-backed securities also contributed over the period.
The Fund’s short Japanese interest rate positioning was the only notable detractor from performance. While other developed market central banks continued to be more hawkish than expected, the Bank of Japan remained dovish, keeping rates there at ultra-low levels.
Describe recent portfolio activity.
While the Fund maintained an above-benchmark duration stance relative to the benchmark, it added exposure to the short end of the yield curve during the reporting period on the view that rates in that segment were at attractive levels after the Fed’s policy tightening.
The Fund utilized derivatives in implementing its strategy, most notably futures contracts. The Fund’s use of derivatives aided performance for the period.
Describe portfolio positioning at period end.
The Fund was long U.S. duration as of the end of the reporting period based on the investment adviser’s belief that inflation would be lower than the market expected in the second half quarter of 2023. The Fund was neutrally positioned with respect to U.S. inflation despite attractive TIPS valuations on expectations for a softening inflationary backdrop. The Fund continues to hold an underweight to Japanese interest rates and has modest exposure to other sectors in fixed income.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.
Performance
N/A – Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 8.03% 7.86% 2.20% (0.80)% N/A 2.61% N/A 1.93% N/A
Investor A ............... 7.46 7.28 2.25 (0.98) (4.94)% 2.37 1.54% 1.66 1.25%
Investor C ............... 7.01 6.92 1.72 (1.75) (2.69) 1.58 1.58 1.06 1.06
Class K ................ 8.08 8.02 2.22 (0.76) N/A 2.65 N/A 2.01 N/A
Bloomberg U.S. Treasury
Inflation Protected
Securities Index
(c)
. ...... — — 1.87 (1.40) N/A 2.49 N/A 2.08 N/A
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees.
(b)
Under normal circumstances, the Fund invests at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and U.S. and non-U.S. corporations. On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Inflation Protected Bond Portfolio
(the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the
Reorganization.
(c)
An unmanaged index that measures the performance of the inflation-protected public obligations of the U.S. Treasury.

Fund Summary
as of June 30, 2023 (continued)

Fund Summary
BlackRock Inflation Protected Bond Portfolio
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Portfolio Information
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(01/01/23)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(06/30/23)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,022.00 $ 4.26 $ 1.70 $ 1,000.00 $ 1,020.58 $ 4.26 $ 1,023.11 $ 1.71 0.85% 0.34%
Investor A ..... 1,000.00 1,022.50 5.52 2.96 1,000.00 1,019.34 5.51 1,021.87 2.96 1.10 0.59
Investor C ..... 1,000.00 1,017.20 9.25 6.70 1,000.00 1,015.62 9.25 1,018.15 6.71 1.85 1.34
Class K ...... 1,000.00 1,022.20 4.01 1.45 1,000.00 1,020.83 4.01 1,023.36 1.45 0.80 0.29
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
U.S. Treasury Obligations ............................. 88.1%
U.S. Government Sponsored Agency Securities .............. 7.4
Asset-Backed Securities .............................. 2.3
Non-Agency Mortgage-Backed Securities .................. 1.4
Foreign Government Obligations ........................ 0.6
Corporate Bonds ................................... 0.1
Investment Companies ............................... 0.1
Common Stocks ................................... 0.0
(b)
CREDIT QUALITY ALLOCATION
Credit Rating
(c)
Percent of
Total Investments
(a)
AAA/Aaa
(d)
...................................... 97.0%
AA/Aa ......................................... 0.0
(b)
A ............................................ 0.5
BB/Ba ......................................... 0.0
(b)
B ............................................ 0.0
(b)
CCC/Caa ....................................... 0.0
(b)
C ............................................ 0.0
(b)
NR ........................................... 2.5
(a)
Excludes short-term securities, options purchased, options written and TBA sale commitments.
(b)
Represents less than 0.1% of the Fund's total investments.
(c)
For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated NR are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
(d)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations
to be of similar credit quality as investments rated AAA/Aaa.

The Benefits and Risks of Leveraging
2023
BlackRock Semi-Annual Report to Shareholders

The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
About Fund Performance
Institutional Shares and Class K Shares  are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  4.00 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of the Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at  NAV on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver(s) and/or reimbursement(s), the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to the Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Consolidated Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses

Disclosure of Expenses / Derivative Financial Instruments
Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example shown (which is based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense example provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”
The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5%
hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
United States — 2.7%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... USD 3,000 $ 2,679,246
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,715,550
Series 2021-SFR1, Class E2,
2.90%, 06/17/38
(b)
......... 3,700 3,023,442
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,703,915
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,368,596
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,394,524
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,858 3,097,908
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,697 3,061,543
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 996 886,132
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,414,899
Progress Residential Trust
Series 2019-SFR3, Class G, 4.12%,
09/17/36 ............... 3,200 3,053,847
Series 2020-SFR1, Class E, 3.03%,
04/17/37 ............... 3,000 2,791,987
Series 2020-SFR3, Class E, 2.30%,
10/17/27 ............... 3,000 2,692,230
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 798 670,257
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,319,998
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 2,980,502
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 873,080
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,393,873
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 2,851,620
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,397,482
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,729,669
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,821,789
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,388,396
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,073,409
65,383,894
Total Asset-Backed Securities — 2.7%
(Cost: $75,648,032) .............................. 65,383,894
Security
Shares
Shares Value
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc., Class
A ...................... 20,000 $ 416,200
Invitation Homes, Inc. ........... 15,000 516,000
932,200
Total Common Stocks — 0.0%
(Cost: $1,305,281) .............................. 932,200
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
Central China Real Estate Ltd., 7.25%
,
07/16/24
(c)
................ USD 545 49,050
China Aoyuan Group Ltd., 6.20%
,
03/24/26
(b)(c)(d)(e)
............. 545 29,975
China SCE Group Holdings Ltd.,
7.00%
,
05/02/25
(c)
........... 545 76,060
CIFI Holdings Group Co. Ltd., 4.45%
,
08/17/26
(b)(c)(d)(e)
............. 545 58,587
Easy Tactic Ltd., 7.50%
,
(7.50% Cash
or 7.50% PIK), 07/11/28
(f)
...... 589 43,189
Fantasia Holdings Group Co. Ltd.,
10.88%
,
01/09/23
(b)(c)(d)(e)
....... 345 20,700
Jingrui Holdings Ltd., 12.00%
,
07/25/22
(b)(c)(d)(e)
............. 545 35,425
Kaisa Group Holdings Ltd., 11.70%
,
11/11/25
(b)(c)(d)(e)
............. 545 32,700
KWG Group Holdings Ltd., 5.95%
,
08/10/25
(c)
................ 545 57,225
Logan Group Co. Ltd., 4.50%
,
01/13/28
(b)(c)(d)(e)
............. 545 52,129
Modern Land China Co. Ltd.
(b)(c)(d)(e)(f)
8.00%, (8.00% Cash or 10.00%
PIK), 12/30/24 ........... 155 8,516
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/25 ........... 155 8,397
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/26 ........... 155 7,735
9.00%, (9.00% Cash or 11.00%
PIK), 12/30/27 ........... 155 8,512
Powerlong Real Estate Holdings Ltd.,
6.25%
,
08/10/24
(c)
........... 345 31,661
Redco Properties Group Ltd., 9.90%
,
02/17/24
(b)(c)(d)(e)
............. 545 38,142
Redsun Properties Group Ltd., 7.30%
,
01/13/25
(b)(c)(d)(e)
............. 545 44,684
Ronshine China Holdings Ltd., 7.10%
,
01/25/25
(b)(c)(d)(e)
............. 545 24,525
Sino-Ocean Land Treasure III Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.26%),
6.95%
(b)(c)(g)
................ 545 65,591
Sunac China Holdings Ltd., 7.00%
,
07/09/25
(b)(c)(d)(e)
............. 545 87,200
Times China Holdings Ltd., 5.75%
,
01/14/27
(b)(c)(d)(e)
............. 545 38,150
Yango Justice International Ltd., 8.25%
,
11/25/23
(b)(c)(d)(e)
............. 545 5,450
Yuzhou Group Holdings Co. Ltd.,
6.35%
,
01/13/27
(b)(c)(d)(e)
........ 345 18,975

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
China (continued)
Zhenro Properties Group Ltd., 6.63%
,
01/07/26
(b)(c)(d)(e)
............. USD 545 $ 21,800
864,378
Hong Kong — 0.0%
Melco Resorts Finance Ltd., 5.63%
,
07/17/27
(c)
................ 545 489,737
Macau — 0.1%
Champion Path Holdings Ltd., 4.85%
,
01/27/28
(c)
................ 545 441,559
MGM China Holdings Ltd., 4.75%
,
02/01/27
(c)
................ 545 491,181
Studio City Finance Ltd., 5.00%
,
01/15/29
(a)
................ 545 404,494
1,337,234
Total Corporate Bonds — 0.1%
(Cost: $11,710,683) .............................. 2,691,349
Foreign Government Obligations
Spain — 0.6%
Bonos y Obligaciones del Estado,
3.15%
,
04/30/33
(a)(c)
.......... EUR 13,895 14,856,554
United Kingdom — 0.0%
U.K. Treasury Inflation Linked Bonds,
0.25%
,
03/22/52
(c)
........... GBP 893 938,344
Total Foreign Government Obligations — 0.6%
(Cost: $15,538,699) .............................. 15,794,898
Shares
Shares
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 2,369,625
Total Investment Companies — 0.1%
(Cost: $2,933,731) .............................. 2,369,625
Par (000)
Pa r (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1.4%
United States — 1.4%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(b)(i)
.......... USD 3,030 2,947,898
CIM Trust, Series 2023-I2, Class A1,
6.64%, 12/25/67
(b)(i)
.......... 3,618 3,617,960
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 5,808 5,634,915
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 3,683 2,834,432
Homeward Opportunities Fund Trust,
Series 2022-1, Class A1, 5.08%,
07/25/67
(i)
................. 2,837 2,732,993
JP Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,597 1,483,729
Security
Par (000)
Par (000) Value
United States (continued)
OBX Trust, Series 2022-NQM9, Class
A1A, 6.45%, 09/25/62
(b)(i)
....... USD 3,675 $ 3,670,209
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 912 887,521
SG Residential Mortgage Trust
(b)
Series 2021-1, Class A1, 1.16%,
07/25/61 ............... 4,264 3,268,729
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,450 1,408,570
Verus Securitization Trust
(b)(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 4,222 4,062,094
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 1,220 1,220,239
33,769,289
Commercial Mortgage-Backed Securities — 0.2%
United States — 0.2%
(a)(b)
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 775,025
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 109,118
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
LIBOR USD at 1.38% Floor +
1.38%), 6.57%, 07/15/38 .... 2,891 2,820,456
Series 2021-ESH, Class C, (1-mo.
LIBOR USD at 1.70% Floor +
1.70%), 6.89%, 07/15/38 .... 405 393,848
Series 2021-ESH, Class D, (1-mo.
LIBOR USD at 2.25% Floor +
2.25%), 7.44%, 07/15/38 .... 810 786,681
4,885,128
Total Non-Agency Mortgage-Backed Securities — 1.6%
(Cost: $39,495,913) .............................. 38,654,417
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.6%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62, Class B,
4.01% ,  01/25/50 ........ 2,500 2,335,933
Series 2017-K65, Class B,
4.22% ,  07/25/50 ........ 2,000 1,875,234
Series 2018-K73, Class B,
3.99% ,  02/25/51 ........ 1,350 1,245,216
Series 2018-K82, Class B,
4.27% ,  09/25/28 ........ 2,043 1,899,245
Series 2018-K83, Class B,
4.42% ,  11/25/51 ........ 2,000 1,871,279
Series 2018-W5FX, Class CFX,
3.79% ,  04/25/28 ........ 696 573,261
Series 2019-K91, Class B,
4.40% ,  04/25/51 ........ 2,000 1,858,523
Series 2019-K94, Class B,
4.10% ,  07/25/52 ........ 2,000 1,826,100
Series 2020-K737, Class B,
3.42% ,  01/25/53 ........ 932 855,455
14,340,246

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities — 7.9%
Uniform Mortgage-Backed Securities
(j)
4.50% ,  07/13/23 .......... USD 59,871 $ 57,560,315
5.00% ,  07/13/23 .......... 69,574 68,171,532
5.50% ,  07/13/23 .......... 68,051 67,721,558
193,453,405
Total U.S. Government Sponsored Agency Securities
—
8.5%
(Cost: $209,694,821) ............................. 207,793,651
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Bonds
2.38%, 01/15/25 - 01/15/27 ..... 85,505 85,116,062
2.00%, 01/15/26 ............ 33,981 33,525,878
1.75%, 01/15/28 ............ 30,889 30,526,894
3.63%, 04/15/28 ............ 31,623 33,938,264
2.50%, 01/15/29 ............ 28,522 29,368,758
3.88%, 04/15/29 ............ 36,693 40,532,082
3.38%, 04/15/32 ............ 13,211 15,019,558
2.13%, 02/15/40 - 02/15/41 ..... 42,218 45,271,843
0.75%, 02/15/42 - 02/15/45 ..... 88,452 73,977,895
0.63%, 02/15/43 ............ 30,064 24,643,373
1.38%, 02/15/44
(k)
........... 44,298 41,692,985
1.00%, 02/15/46 - 02/15/49 ..... 67,419 58,111,460
0.88%, 02/15/47 ............ 28,897 24,221,008
0.25%, 02/15/50 ............ 29,801 20,816,804
0.13%, 02/15/51 ............ 31,407 20,928,028
0.13%, 02/15/52 ............ 36,411 24,123,395
1.50%, 02/15/53 ............ 17,637 17,139,743
U.S. Treasury Inflation Linked Notes
0.13%, 07/15/24 - 01/15/32 ..... 999,295 922,199,938
0.25%, 01/15/25 - 07/15/29 ..... 142,989 134,068,679
0.38%, 07/15/25 - 07/15/27 ..... 218,703 206,612,367
0.63%, 01/15/26 ............ 71,316 67,997,727
1.63%, 10/15/27
(l)
........... 82,224 81,007,904
0.50%, 01/15/28 ............ 74,528 69,702,304
1.25%, 04/15/28
(l)
........... 68,691 66,458,452
0.75%, 07/15/28 ............ 64,876 61,468,398
0.88%, 01/15/29 ............ 55,645 52,663,185
0.63%, 07/15/32
(k)(l)(m)
......... 98,518 90,524,997
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.13%, 01/15/33
(l)
........... USD 93,824 $ 89,870,362
Total U.S. Treasury Obligations — 100.2%
(Cost: $2,656,722,192) ........................... 2,461,528,343
Total Long-Term Investments — 113.8%
(Cost: $3,013,049,352) ........................... 2,795,148,377
Shares
Shares
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.98%
(h)(n)
.... 2,604,864 2,604,864
Total Short-Term Securities — 0.1%
(Cost: $2,604,864) .............................. 2,604,864
Total Options Purchased — 0.5%
(Cost: $4,568,988 ) .............................. 11,393,538
Total Investments Before Options Written and TBA Sale
Commitments — 114.4%
(Cost: $3,020,223,204) ........................... 2,809,146,779
Total Options Written — (0.7)%
(Premiums Received — $(6,047,544)) ................. (15,457,201)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities,
4.50%, 07/13/23
(j)
........... (59,871) (57,560,315)
Total TBA Sale Commitments — (2.3)%
(Proceeds: $(57,719,353)) ......................... (57,560,315)
Total Investments Net of Options Written and TBA Sale
Commitments — 111.4%
(Cost: $2,956,456,307) ........................... 2,736,129,263
Liabilities in Excess of Other Assets — (11.4)% ........... (280,231,505)
Net Assets — 100.0% .............................. $ 2,455,897,758
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Perpetual security with no stated maturity date.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
Annualized 7-day yield as of period end.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 8,792,373 $ — $ (6,187,509)
(a)
$ — $ — $ 2,604,864 2,604,864 $ 76,959 $ —
iShares 1-5 Year Investment
Grade Corporate Bond ETF
(b)
— 26,426,506 (26,490,325) 63,819 — — — — —
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(b)
..... — 50,986,452 (50,805,617) (180,835) — — — 165,656 —
iShares Residential and
Multisector Real Estate ETF . 2,210,184 — — — 159,441 2,369,625 32,341 24,328 —
$ (117,016) $ 159,441 $ 4,974,489 $ 266,943 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Capital, Inc. .... 5.18% 06/30/23 07/03/23   $ 41,194,782 $ 41,200,710 U.S. Treasury Obligations Overnight
TD Securities (USA) LLC . 5.20 06/30/23 07/03/23   38,332,500 38,338,037 U.S. Treasury Obligations Overnight
TD Securities (USA) LLC . 5.20 06/30/23 07/03/23   28,650,000 28,654,138 U.S. Treasury Obligations Overnight
TD Securities (USA) LLC . 5.20 06/30/23 07/03/23   65,074,739 65,084,139 U.S. Treasury Obligations Overnight
$ 173,252,021 $ 173,277,024

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
30-day Federal Funds ....................................................... 13 08/31/23 $ 5,131 $ (522)
3-mo. EURIBOR .......................................................... 21 06/17/24 5,510 (36,104)
3-mo. SOFR ............................................................. 1,624 06/18/24 385,274 (1,224,414)
3-mo. SONIA Index ......................................................... 90 06/18/24 26,795 (181,692)
3-mo. SOFR ............................................................. 618 09/17/24 147,161 (420,836)
3-mo. SONIA Index ......................................................... 179 09/17/24 53,363 (98,317)
3-mo. Canadian Bankers Acceptance ............................................ 2 09/18/24 359 (1,840)
(1,963,725)
Short Contracts
Euro-BTP ............................................................... 61 09/07/23 7,729 (61,342)
Euro-OAT ............................................................... 52 09/07/23 7,286 2,325
Japan 10-Year Bond ........................................................ 88 09/12/23 90,595 (412,766)
3-mo. SONIA Index ......................................................... 13 09/19/23 3,913 15,239
U.S. Treasury 10-Year Note ................................................... 399 09/20/23 44,806 615,114
U.S. Treasury 10-Year Ultra Note ............................................... 36 09/20/23 4,266 32,473
U.S. Treasury Long Bond ..................................................... 95 09/20/23 12,074 (37,275)
U.S. Treasury 2-Year Note .................................................... 292 09/29/23 59,386 (15,909)
U.S. Treasury 5-Year Note .................................................... 570 09/29/23 61,061 761,240
3-mo. SOFR ............................................................. 2 12/17/24 478 4,557
903,656
$ (1,060,069)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 1,112,000 GBP 953,740 Bank of America NA 09/20/23 $ 6,675
EUR 1,112,000 GBP 956,229 JPMorgan Chase Bank NA 09/20/23 3,515
USD 321,822 AUD 468,000 Bank of New York Mellon 09/20/23 9,375
USD 363,462 CAD 479,000 Bank of New York Mellon 09/20/23 1,440
USD 9,686,200 EUR 8,826,676 BNP Paribas SA 09/20/23 16,718
USD 5,497,825 EUR 5,009,324 Toronto Dominion Bank 09/20/23 10,191
47,914
EUR 1,112,000 GBP 959,101 JPMorgan Chase Bank NA 09/20/23 (133)
USD 1,217,916 GBP 959,000 Bank of America NA 09/20/23 (268)
(401)
$ 47,513
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ............... Up and In UBS AG 08/01/23 JPY 144.00 JPY 147.50 USD 5,665 $ 7,149
$ –

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures .................... 200 07/14/23 USD 94.81 USD 50,000 $ 6,250
Put
Ally Financial, Inc. ........................... 1,015 09/15/23 USD 20.00 USD 2,742 27,913
3-mo. SOFR Interest Futures .................... 1,036 10/13/23 USD 94.38 USD 259,000 213,675
3-mo. SOFR Interest Futures .................... 1,036 10/13/23 USD 96.00 USD 259,000 1,016,575
3-mo. SOFR Interest Futures .................... 1,088 10/13/23 USD 94.88 USD 272,000 1,060,800
3-mo. SOFR Interest Futures .................... 1,632 10/13/23 USD 95.00 USD 408,000 1,989,000
3-mo. SOFR Interest Futures .................... 2,720 10/13/23 USD 95.63 USD 680,000 7,072,000
11,379,963
$ 11,386,213
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDJPY < 128.79 and 10-Year
JPY TONAR > 0.93 ................... Citibank NA 448,000 08/14/23 USD 57,698 $ 176
(a)
Option only pays if both terms are met on the expiration date.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR Interest Futures ..................... 299 07/14/23 USD 95.00 USD 74,750 $ (5,606)
Put
3-mo. SOFR Interest Futures ..................... 1,036 10/13/23 USD 94.63 USD 259,000 (543,900)
3-mo. SOFR Interest Futures ..................... 1,036 10/13/23 USD 95.75 USD 259,000 (705,775)
3-mo. SOFR Interest Futures ..................... 1,088 10/13/23 USD 95.13 USD 272,000 (1,611,600)
3-mo. SOFR Interest Futures ..................... 1,632 10/13/23 USD 95.25 USD 408,000 (2,856,000)
3-mo. SOFR Interest Futures ..................... 2,720 10/13/23 USD 95.38 USD 680,000 (5,525,000)
(11,242,275)
$ (11,247,881)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 3.31% Semi-Annual 1-day SOFR Annual Barclays Bank plc 06/14/24 3.31 % USD 35,900 $ (631,528)
Put
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.05% Semi-Annual Barclays Bank plc 08/14/23 4.05 USD 27,370 (363,634)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.11% Semi-Annual
JPMorgan Chase
Bank NA 08/22/23 4.11 USD 13,159 (159,779)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.15% Semi-Annual UBS AG 08/22/23 4.15 USD 13,685 (157,511)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.10% Semi-Annual
JPMorgan Chase
Bank NA 08/23/23 4.10 USD 13,159 (161,841)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.13% Semi-Annual UBS AG 08/23/23 4.13 USD 13,685 (161,807)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.18% Semi-Annual BNP Paribas SA 08/24/23 4.18 USD 26,317 (292,879)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.30 % USD 26,317 $ (242,494)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.43% Semi-Annual
JPMorgan Chase
Bank NA 08/31/23 4.43 USD 26,317 (196,277)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.39% Semi-Annual
JPMorgan Chase
Bank NA 09/05/23 4.39 USD 26,317 (213,158)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.61% Semi-Annual Barclays Bank plc 09/05/23 4.61 USD 26,317 (144,781)
2-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.92% Annual Citibank NA 09/07/23 4.92 GBP 23,160 (592,019)
5-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.31% Semi-Annual Barclays Bank plc 06/14/24 3.31 USD 35,900 (891,612)
(3,577,792)
$ (4,209,320)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
40.V1 ........... 5.00 % Quarterly 06/20/28 B+ USD 19,346 $ 569,887 $ 329,896 $ 239,991
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 452,654 $ (19,713) $ — $ (19,713)
1-day EFFR At Termination 5.28% At Termination 07/26/23
(a)
09/20/23 USD 448,743 (21,612) — (21,612)
0.27% Annual 1-day TONAR Annual N/A 01/05/25 JPY 406,270 (14,400) — (14,400)
0.21% Annual 1-day TONAR Annual N/A 02/03/25 JPY 265,022 (6,583) — (6,583)
0.20% Annual 1-day TONAR Annual N/A 02/03/25 JPY 265,022 (6,400) — (6,400)
0.89% Annual 1-day TONAR Annual N/A 02/15/33 JPY 263,238 (59,387) — (59,387)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 263,238 (61,628) — (61,628)
0.90% Annual 1-day TONAR Annual N/A 02/15/33 JPY 526,476 (124,153) — (124,153)
0.92% Annual 1-day TONAR Annual N/A 02/15/33 JPY 762,482 (188,897) — (188,897)
3-mo. BA Semi-Annual 3.30% Semi-Annual N/A 03/27/33 CAD 202 (6,826) 14 (6,840)
3-mo. BA Semi-Annual 3.35% Semi-Annual N/A 03/30/33 CAD 205 (6,273) (419) (5,854)
3-mo. BA Semi-Annual 3.28% Semi-Annual N/A 04/25/33 CAD 608 (20,626) (1,978) (18,648)
3-mo. BA Semi-Annual 3.44% Semi-Annual N/A 05/09/33 CAD 206 (4,768) — (4,768)
3-mo. BA Semi-Annual 3.36% Semi-Annual N/A 05/12/33 CAD 209 (5,860) (12) (5,848)
3-mo. BA Semi-Annual 3.43% Semi-Annual N/A 05/15/33 CAD 627 (14,817) (3,015) (11,802)
3-mo. BA Semi-Annual 3.77% Semi-Annual N/A 05/30/33 CAD 214 (366) (100) (266)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 05/31/33 CAD 216 (1,586) — (1,586)
3-mo. BA Semi-Annual 3.68% Semi-Annual N/A 06/01/33 CAD 199 (1,498) — (1,498)
3-mo. BA Semi-Annual 3.92% Semi-Annual N/A 06/13/33 CAD 40 315 — 315
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/15/33 CAD 20,788 109,932 — 109,932
1-day
REPO_CORRA Semi-Annual 3.54% Semi-Annual N/A 06/22/33 CAD 4,229 23,242 — 23,242

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SONIA Annual 4.28% Annual N/A 06/27/33 GBP 5,984 $ (56,217) $ — $ (56,217)
3-mo. BA Semi-Annual 3.85% Semi-Annual N/A 06/29/33 CAD 193 752 — 752
0.88% Annual 1-day TONAR Annual N/A 05/23/52 JPY 5,378 1,521 — 1,521
0.85% Annual 1-day TONAR Annual N/A 05/26/52 JPY 4,434 1,493 — 1,493
0.79% Annual 1-day TONAR Annual N/A 05/27/52 JPY 4,434 1,955 — 1,955
3.37% Semi-Annual 3-mo. BA Semi-Annual N/A 03/27/53 CAD 88 2,472 (15) 2,487
3.40% Semi-Annual 3-mo. BA Semi-Annual N/A 03/30/53 CAD 89 2,123 230 1,893
3.32% Semi-Annual 3-mo. BA Semi-Annual N/A 04/25/53 CAD 263 8,944 1,615 7,329
3.48% Semi-Annual 3-mo. BA Semi-Annual N/A 05/09/53 CAD 89 890 — 890
3.38% Semi-Annual 3-mo. BA Semi-Annual N/A 05/12/53 CAD 91 2,289 (75) 2,364
3.44% Semi-Annual 3-mo. BA Semi-Annual N/A 05/15/53 CAD 272 4,307 1,202 3,105
3.66% Semi-Annual 3-mo. BA Semi-Annual N/A 05/30/53 CAD 93 (1,483) 275 (1,758)
3.58% Semi-Annual 3-mo. BA Semi-Annual N/A 05/31/53 CAD 94 (435) — (435)
3.56% Semi-Annual 3-mo. BA Semi-Annual N/A 06/01/53 CAD 86 (207) — (207)
3.77% Semi-Annual 3-mo. BA Semi-Annual N/A 06/13/53 CAD 17 (546) — (546)
3.40% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/15/53 CAD 9,239 (250,347) — (250,347)
2.49% Annual 1-day SOFR Annual 06/15/43
(a)
06/15/53 USD 280 (903) — (903)
3.36% Semi-Annual
1-day
REPO_CORRA Semi-Annual N/A 06/22/53 CAD 1,850 (39,727) — (39,727)
3.75% Annual 1-day SONIA Annual N/A 06/27/53 GBP 2,620 51,500 — 51,500
3.64% Semi-Annual 3-mo. BA Semi-Annual N/A 06/29/53 CAD 84 (1,143) — (1,143)
$ (704,666) $ (2,278) $ (702,388)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.99% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 10/21/24 USD 7,275 $ (25,946) $ — $ (25,946)
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/06/25 USD 7,070 39,199 — 39,199
2.16% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/18/25 USD 6,665 45,009 — 45,009
2.41% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 05/15/28 EUR 10,215 17,174 — 17,174
U.S. Consumer Price Index
All Items Monthly At Termination 2.55% At Termination 02/10/33 USD 2,970 (4,993) — (4,993)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.44% At Termination 05/15/33 EUR 10,215 (38,978) — (38,978)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/28/33 USD 130 187 — 187
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.43% At Termination 07/15/52 EUR 425 (58,130) — (58,130)
2.60% At Termination
Harmonised Index
of Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/52 EUR 830 60,487 — 60,487
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.44% At Termination 08/15/52 EUR 1,680 (214,083) — (214,083)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.49% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 12/12/52 USD 1,020 $ (5,688) $ — $ (5,688)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.64% At Termination 03/15/53 EUR 420 (11,958) — (11,958)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 03/15/53 EUR 420 (5,150) — (5,150)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.70% At Termination 04/15/53 EUR 380 (541) (1,102) 561
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.75% At Termination 05/15/53 EUR 400 8,117 — 8,117
2.45% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 1,299 2,774 — 2,774
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/09/53 USD 1,299 (383) — (383)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.73% At Termination 06/15/53 EUR 1,710 15,624 — 15,624
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 933 23,934 — 23,934
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.77% At Termination 06/15/53 EUR 933 21,625 — 21,625
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/30/53 USD 2,530 16,826 — 16,826
$ (114,894) $ (1,102) $ (113,792)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day EFFR ......................................... Effective Federal Funds Rate 5.08%
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 4.75
1-day SOFR ......................................... Secured Overnight Financing Rate 5.07
1-day SONIA ......................................... Sterling Overnight Index Average 4.93
1-day TONAR ........................................ Tokyo Overnight Average Rate (0.08)
3-mo. BA ........................................... Canadian Bankers Acceptances 5.40
Balances Reported in the Consolidated Statement of Assets and Liabilities for Centrally Cleared Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 333,232 $ (6,716) $ 700,286 $ (1,276,475) $ —
Options Written ................................................... N/A N/A 114,913 (9,524,570) (15,457,201)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,430,948 $ — $ 1,430,948
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 47,914 — — 47,914
Options purchased
Investments at value — unaffiliated
(b)
............ — — 27,913 7,149 11,358,300 176
(c)
11,393,538
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 239,991 — — 208,778 251,517 700,286
$ — $ 239,991 $ 27,913 $ 55,063 $ 12,998,026 $ 251,693 $ 13,572,686
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,491,017 $ — $ 2,491,017
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 401 — — 401
Options written
(d)
Options written at value ..................... — — — — 15,457,201 — 15,457,201
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 911,166 365,309 1,276,475
$ — $ — $ — $ 401 $ 18,859,384 $ 365,309 $ 19,225,094
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Consolidated
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Consolidated Schedule of Investments.
(c)
Includes dual binary options at value.
(d)
Includes forward settling swaptions.
For the period ended June 30, 2023, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (77,905) $ — $ 20,197,708 $ — $ 20,119,803
Forward foreign currency exchange contracts .... — — — 86,844 — — 86,844
Options purchased
(a)
..................... — — (34,378) (980,020) (4,049,963) — (5,064,361)
Options written ........................ — — — 42,084 (686,195) — (644,111)
Swaps .............................. — 18,677 653,327 — 5,173,708 (1,987,128) 3,858,584
$ — $ 18,677 $ 541,044 $ (851,092) $ 20,635,258 $ (1,987,128) $ 18,356,759
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (1,589,562) $ — $ (1,589,562)
Forward foreign currency exchange contracts .... — — — 238,882 — — 238,882
Options purchased
(b)
..................... — — (153,150) (4,124) 8,584,538 (50,897) 8,376,367
Options written ........................ — — — — (7,061,587) — (7,061,587)
Swaps .............................. — 239,991 — — (4,584,886) 1,177,832 (3,167,063)
$ — $ 239,991 $ (153,150) $ 234,758 $ (4,651,497) $ 1,126,935 $ (3,202,963)
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 332,397,968
Average notional value of contracts — short ................................................................................. $ 427,388,146
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 19,779,858
Average amounts sold — in USD ........................................................................................ $ 9,009,045
Options
Average value of option contracts purchased ................................................................................ $ 6,172,956
Average value of option contracts written ................................................................................... $ 5,808,903
Average notional value of swaption contracts purchased ......................................................................... $ 19,840,000
Average notional value of swaption contracts written ........................................................................... $ 219,742,125
Credit default swaps
Average notional value — sell protection ................................................................................... $ 9,672,825
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... $ 38,752,129
Average notional value — receives fixed rate ................................................................................ $ 478,618,650
Inflation swaps
Average notional value — pays fixed rate ................................................................................... $ 34,538,166
Average notional value — receives fixed rate ................................................................................ $ 22,686,482
Total return swaps
Average notional value ............................................................................................... $ —
(a)
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ (1,745,071)
Futures contracts .................................................................................... $ 169,506 $ 330,486
Forward foreign currency exchange contracts ................................................................. 47,914 401
Options
(a)(b)
........................................................................................ 11,393,538 15,457,201
Swaps — centrally cleared .............................................................................. 127,375 —
Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities ....................................
$ 11,738,333 $ 15,788,088
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(11,683,094) (11,578,367)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 55,239 $ 4,209,721
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Consolidated Statement of Assets and Liabilities and reported in the Consolidated Schedule of Investments.
(b)
Includes forward settling swaptions.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 6,675 $ (268) $ — $ — $ 6,407
Bank of New York Mellon ........................... 10,815 — — — 10,815
BNP Paribas SA ................................. 16,718 (16,718) — — —
Citibank NA .................................... 176 (176) — — —
JPMorgan Chase Bank NA .......................... 3,515 (3,515) — — —
Toronto Dominion Bank ............................ 10,191 — — — 10,191
UBS AG ...................................... 7,149 (7,149) — — —
$ 55,239 $ (27,826) $ — $ — $ 27,413

Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio
Consolidated Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 268 $ (268) $ — $ — $ —
Barclays Bank plc ................................ 2,031,555 — (1,816,568) — 214,987
BNP Paribas SA ................................. 292,879 (16,718) — — 276,161
Citibank NA .................................... 592,019 (176) (576,116) — 15,727
JPMorgan Chase Bank NA .......................... 973,682 (3,515) (564,745) — 405,422
UBS AG ...................................... 319,318 (7,149) — — 312,169
$ 4,209,721 $ (27,826) $ (2,957,429) $ — $ 1,224,466
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 65,383,894 $ — $ 65,383,894
Common Stocks ......................................... 932,200 — — 932,200
Corporate Bonds ........................................ — 2,691,349 — 2,691,349
Foreign Government Obligations .............................. — 15,794,898 — 15,794,898
Investment Companies .................................... 2,369,625 — — 2,369,625
Non-Agency Mortgage-Backed Securities ........................ — 38,654,417 — 38,654,417
U.S. Government Sponsored Agency Securities .................... — 207,793,651 — 207,793,651
U.S. Treasury Obligations ................................... — 2,461,528,343 — 2,461,528,343
Short-Term Securities
Money Market Funds ...................................... 2,604,864 — — 2,604,864
Options Purchased
Equity contracts .......................................... 27,913 — — 27,913
Foreign currency exchange contracts ........................... — 7,149 — 7,149
Interest rate contracts ...................................... 11,358,300 — — 11,358,300
Other contracts .......................................... — 176 — 176
Liabilities
Investments
TBA Sale Commitments .................................... — (57,560,315) — (57,560,315)
$ 17,292,902 $ 2,734,293,562 $ — $ 2,751,586,464
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 239,991 $ — $ 239,991
Foreign currency exchange contracts ............................ — 47,914 — 47,914
Interest rate contracts ....................................... 1,430,948 208,778 — 1,639,726
Other contracts ........................................... — 251,517 — 251,517
Liabilities
Foreign currency exchange contracts ............................ — (401) — (401)
Interest rate contracts ....................................... (13,738,898) (5,120,486) — (18,859,384)
Other contracts ........................................... — (365,309) — (365,309)
$ (12,307,950) $ (4,737,996) $ — $ (17,045,946)

2023
BlackRock Semi-Annual Report to Shareholders
Consolidated Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Inflation Protected Bond Portfolio

See notes to consolidated financial statements.
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes.
As of period end, reverse repurchase agreements of $173,277,024 are categorized as Level 2 within the fair value hierarchy.

Consolidated Statement of Assets and Liabilities
(unaudited)

June 30, 2023

Consolidated Financial Statements
See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 2,804,172,290
Investments, at value — affiliated
(b)
.......................................................................................... 4,974,489
Cash ............................................................................................................. 6,136,525
Cash pledged: –
Collateral — exchange-traded options written ................................................................................. 14,920,000
Futures contracts .................................................................................................... 3,509,820
Centrally cleared swaps ................................................................................................ 3,422,000
Foreign currency, at value
(c)
............................................................................................... 2,401,601
Receivables: –
Investments sold .................................................................................................... 22,733,012
TBA sale commitments ................................................................................................ 57,719,353
Capital shares sold ................................................................................................... 5,751,852
Dividends — unaffiliated ............................................................................................... 12,400
Dividends — affiliated ................................................................................................. 11,253
Interest — unaffiliated ................................................................................................. 7,501,478
From the Manager ................................................................................................... 182,679
Variation margin on futures contracts ....................................................................................... 169,506
Variation margin on centrally cleared swaps .................................................................................. 127,375
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 47,914
Prepaid expenses ..................................................................................................... 133,497
Total assets .........................................................................................................
2,933,927,044
LIABILITIES
Options written, at value
(d)
................................................................................................ 15,457,201
TBA sale commitments, at value
(e)
.......................................................................................... 57,560,315
Reverse repurchase agreements, at value ..................................................................................... 173,277,024
Payables: –
Investments purchased ................................................................................................ 219,151,408
Administration fees ................................................................................................... 78,494
Capital shares redeemed ............................................................................................... 8,679,059
Income dividend distributions ............................................................................................ 1,920,572
Investment advisory fees .............................................................................................. 437,299
Trustees' and Officer's fees ............................................................................................. 1,541
Professional fees .................................................................................................... 30,452
Service and distribution fees ............................................................................................. 124,332
Variation margin on futures contracts ....................................................................................... 330,486
Other accrued expenses ............................................................................................... 980,702
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 401
Total liabilities ........................................................................................................
478,029,286
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 2,455,897,758
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 2,868,232,446
Accumulated loss ..................................................................................................... (412,334,688)
NET ASSETS ........................................................................................................
$ 2,455,897,758
(a)
  Investments, at cost — unaffiliated ........................................................................................ $ 3,014,684,609
(b)
  Investments, at cost — affiliated .......................................................................................... $ 5,538,595
(c)
  Foreign currency, at cost ............................................................................................... $ 2,440,771
(d)
  Premiums received .................................................................................................. $ 6,047,544
(e)
  Proceeds received from TBA sale commitments ............................................................................... $ 57,719,353

Consolidated Statement of Assets and Liabilities
(unaudited) (continued)
June 30, 2023
2023
BlackRock Semi-Annual Report to Shareholders

See notes to consolidated financial statements.
BlackRock
Inflation Protected
Bond Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 1,397,860,226
Shares outstanding ..................................................................................................
142,600,698
Net asset value .....................................................................................................
$ 9.80
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor A
Net assets .........................................................................................................
$ 403,864,398
Shares outstanding ..................................................................................................
42,395,718
Net asset value .....................................................................................................
$ 9.53
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Investor C
Net assets .........................................................................................................
$ 34,956,629
Shares outstanding ..................................................................................................
3,849,024
Net asset value .....................................................................................................
$ 9.08
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001
Class K
Net assets .........................................................................................................
$ 619,216,505
Shares outstanding ..................................................................................................
64,145,551
Net asset value .....................................................................................................
$ 9.65
Shares authorized ...................................................................................................
Unlimited
Par value .........................................................................................................
$ 0.001

Consolidated Statement of Operations
(unaudited)

Six Months Ended June 30, 2023

Consolidated Financial Statements
(a)
Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Consolidated Financial Statements.
BlackRock
Inflation Protected
Bond Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 29,785
Dividends — affiliated ................................................................................................. 266,943
Interest — unaffiliated
(a)
................................................................................................ 55,904,191
Total investment income .................................................................................................
56,200,919
EXPENSES
Investment advisory .................................................................................................. 3,154,219
Transfer agent — class specific .......................................................................................... 1,464,075
Service and distribution — class specific .................................................................................... 727,735
Administration ..................................................................................................... 496,149
Administration — class specific .......................................................................................... 258,719
Registration ....................................................................................................... 172,496
Accounting services .................................................................................................. 124,503
Professional ....................................................................................................... 59,259
Custodian ......................................................................................................... 40,259
Printing and postage ................................................................................................. 17,446
Trustees and Officer .................................................................................................. 16,832
Miscellaneous ...................................................................................................... 50,323
Total expenses excluding interest expense .....................................................................................
6,582,015
Interest expense .................................................................................................... 6,573,675
Total expenses .......................................................................................................
13,155,690
Less: –
Administration fees waived by the Manager — class specific ....................................................................... (258,719)
Fees waived and/or reimbursed by the Manager ............................................................................... (383,553)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (977,462)
Total expenses after fees waived and/or reimbursed ..............................................................................
11,535,956
Net investment income ..................................................................................................
44,664,963
REALIZED AND UNREALIZED GAIN (LOSS) $ 17,130,800
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... (95,564,490)
Investments — affiliated ............................................................................................. (117,016)
Borrowed bonds .................................................................................................. 337,186
Forward foreign currency exchange contracts ............................................................................... 86,844
Foreign currency transactions ......................................................................................... (535,961)
Futures contracts .................................................................................................. 20,119,803
Options written ................................................................................................... (644,111)
Swaps ......................................................................................................... 3,858,584
A
(72,459,161)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 101,415,966
Investments — affiliated ............................................................................................. 159,441
Borrowed bonds .................................................................................................. (292,938)
Forward foreign currency exchange contracts ............................................................................... 238,882
Foreign currency translations .......................................................................................... (113,178)
Futures contracts .................................................................................................. (1,589,562)
Options written ................................................................................................... (7,061,587)
Swaps ......................................................................................................... (3,167,063)
A
89,589,961
Net realized and unrealized gain ...........................................................................................
17,130,800
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 61,795,763
See notes to consolidated financial statements.

Consolidated Statements of Changes in Net Assets

2023
BlackRock Semi-Annual Report to Shareholders

BlackRock Inflation Protected Bond
Portfolio
Six Months Ended
06/30/23 (unaudited)
Year Ended
12/31/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 44,664,963  $ 219,039,946
Net realized loss .................................................................................. (72,459,161) (105,634,502)
Net change in unrealized appreciation (depreciation) .......................................................... 89,589,961  (502,601,883)
Net increase (decrease) in net assets resulting from operations ..................................................... 61,795,763  (389,196,439)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
  Institutional ..................................................................................... (25,725,520) (136,670,931)
  Investor A ...................................................................................... (7,233,827) (32,339,725)
  Investor C ...................................................................................... (561,503) (3,141,052)
  Class K ....................................................................................... (11,477,617) (50,831,694)
Decrease in net assets resulting from distributions to shareholders ................................................... (44,998,467) (222,983,402)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................... (245,571,663) (43,153,646)
NET ASSETS
Total decrease in net assets ............................................................................ (228,774,367) (655,333,487)
Beginning of period .................................................................................. 2,684,672,125  3,340,005,612
End of period ......................................................................................
$ 2,455,897,758  $ 2,684,672,125
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to consolidated financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.69%, 0.56% and 0.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.52%, 0.35% and 0.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Institutional
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 9.76  $ 11.82  $ 11.91  $ 10.82  $ 10.23  $ 10.71
Net investment income
(a)
.......................
0.17  0.76  0.59  0.16  0.22  0.28
Net realized and unrealized gain (loss) ..............
0.05  (2.06) 0.08  1.11  0.62  (0.48)
Net increase (decrease) from investment operations ...... 0.22  (1.30) 0.67  1.27  0.84  (0.20)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.18) (0.66) (0.58) (0.18) (0.25) (0.25)
From net realized gain .........................
—  (0.10) (0.18) —  —  —
Return of capital ............................. —  —  —  —  —  (0.03)
Total distributions ............................. (0.18) (0.76) (0.76) (0.18) (0.25) (0.28)
Net asset value, end of period .................... $ 9.80  $ 9.76  $ 11.82  $ 11.91  $ 10.82  $ 10.23
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.20%
(d)
(11.40)% 5.75% 11.75% 8.26% (1.88)%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.00%
(f)
0.75%
(g)
0.56%
(h)
0.61% 0.80% 0.63%
Total expenses after fees waived and/or reimbursed ......
0.85%
(f)
0.62%
(g)
0.39%
(h)
0.43% 0.65% 0.50%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.34%
(f)
0.40%
(g)
0.38%
(h)
0.34% 0.34% 0.34%
Net investment income .........................
3.49%
(f)
7.14% 4.92% 1.39% 2.12% 2.67%
Supplemental Data
Net assets, end of period (000) .................... $ 1,397,860  $ 1,524,659  $ 2,093,224  $ 1,260,218  $ 1,343,773  $ 1,434,877
Portfolio turnover rate
( i )
.......................... 84% 293% 246% 330% 252% 176%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
65% 235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.99%, 0.80% and 0.59%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.77%, 0.60% and 0.59%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Investor A
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 9.48  $ 11.50  $ 11.60  $ 10.55  $ 9.99  $ 10.46
Net investment income
(a)
.......................
0.16  0.70  0.55  0.13  0.20  0.25
Net realized and unrealized gain (loss) ..............
0.05  (2.00) 0.07  1.08  0.59  (0.46)
Net increase (decrease) from investment operations ...... 0.21  (1.30) 0.62  1.21  0.79  (0.21)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.16) (0.62) (0.54) (0.16) (0.23) (0.23)
From net realized gain .........................
—  (0.10) (0.18) —  —  —
Return of capital ............................. —  —  —  —  —  (0.03)
Total distributions ............................. (0.16) (0.72) (0.72) (0.16) (0.23) (0.26)
Net asset value, end of period .................... $ 9.53  $ 9.48  $ 11.50  $ 11.60  $ 10.55  $ 9.99
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.25%
(d)
(11.71)% 5.45% 11.53% 7.94% (2.08)%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.26%
(f)
1.05%
(g)
0.80%
(h)
0.93% 1.27% 1.13%
Total expenses after fees waived and/or reimbursed ......
1.10%
(f)
0.86%
(g)
0.63%
(h)
0.68% 0.90% 0.75%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.59%
(f)
0.65%
(g)
0.62%
(h)
0.59% 0.59% 0.59%
Net investment income .........................
3.26%
(f)
6.80% 4.73% 1.18% 1.89% 2.42%
Supplemental Data
Net assets, end of period (000) .................... $ 403,864  $ 441,529  $ 478,357  $ 457,665  $ 359,449  $ 248,530
Portfolio turnover rate
( i )
.......................... 84% 293% 246% 330% 252% 176%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
65% 235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)

Consolidated Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.55% and 1.34%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.47%, 1.35% and 1.34%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Investor C
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 9.06  $ 11.01  $ 11.12  $ 10.17  $ 9.66  $ 10.13
Net investment income
(a)
.......................
0.11  0.61  0.44  0.01  0.10  0.17
Net realized and unrealized gain (loss) ..............
0.05  (1.93) 0.08  1.07  0.59  (0.44)
Net increase (decrease) from investment operations ...... 0.16  (1.32) 0.52  1.08  0.69  (0.27)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.14) (0.53) (0.45) (0.13) (0.18) (0.18)
From net realized gain .........................
—  (0.10) (0.18) —  —  —
Return of capital ............................. —  —  —  —  —  (0.02)
Total distributions ............................. (0.14) (0.63) (0.63) (0.13) (0.18) (0.20)
Net asset value, end of period .................... $ 9.08  $ 9.06  $ 11.01  $ 11.12  $ 10.17  $ 9.66
Total Return
(c)
— — — — — —
Based on net asset value ........................ 1.72%
(d)
(12.35)% 4.73% 10.64% 7.17% (2.75)%
Ratios to Average Net Assets
(e)
Total expenses ...............................
1.93%
(f)
1.70%
(g)
1.51%
(h)
1.57% 1.83% 1.63%
Total expenses after fees waived and/or reimbursed ......
1.85%
(f)
1.61%
(g)
1.39%
(h)
1.43% 1.65% 1.50%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
1.34%
(f)
1.40%
(g)
1.38%
(h)
1.34% 1.34% 1.34%
Net investment income .........................
2.48%
(f)
6.15% 3.95% 0.06% 1.04% 1.68%
Supplemental Data
Net assets, end of period (000) .................... $ 34,957  $ 40,543  $ 50,488  $ 29,358  $ 62,226  $ 99,108
Portfolio turnover rate
( i )
.......................... 84% 293% 246% 330% 252% 176%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
65% 235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Annualized.
(g)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.50% and 0.29%, respectively.
(h)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.34%, 0.29% and 0.29%, respectively.
(i)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Inflation Protected Bond Portfolio
Class K
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Net asset value, beginning of period ...............
$ 9.61  $ 11.64  $ 11.73  $ 10.65  $ 10.07  $ 10.54
Net investment income
(a)
.......................
0.17  0.73  0.59  0.17  0.22  0.28
Net realized and unrealized gain (loss) ..............
0.04  (2.01) 0.08  1.09  0.61  (0.47)
Net increase (decrease) from investment operations ...... 0.21  (1.28) 0.67  1.26  0.83  (0.19)
Distributions
(b)
– – – – – –
From net investment income ....................
(0.17) (0.65) (0.58) (0.18) (0.25) (0.25)
From net realized gain .........................
—  (0.10) (0.18) —  —  —
Return of capital ............................. —  —  —  —  —  (0.03)
Total distributions ............................. (0.17) (0.75) (0.76) (0.18) (0.25) (0.28)
Net asset value, end of period .................... $ 9.65  $ 9.61  $ 11.64  $ 11.73  $ 10.65  $ 10.07
Total Return
(c)
— — — — — —
Based on net asset value ........................ 2.22%
(d)
(11.38)% 5.80% 11.85% 8.28% (1.81)%
Ratios to Average Net Assets
(e)
Total expenses ...............................
0.85%
(f)
0.61%
(g)
0.38%
(h)
0.43% 0.65% 0.53%
Total expenses after fees waived and/or reimbursed ......
0.80%
(f)
0.56%
(g)
0.33%
(h)
0.38% 0.60% 0.45%
Total expenses after fees waived and/or reimbursed and
excluding interest expense ......................
0.29%
(f)
0.35%
(g)
0.33%
(h)
0.29% 0.29% 0.29%
Net investment income .........................
3.54%
(f)
7.06% 5.03% 1.48% 2.14% 2.70%
Supplemental Data
Net assets, end of period (000) .................... $ 619,217  $ 677,942  $ 717,937  $ 460,370  $ 340,162  $ 315,003
Portfolio turnover rate
( i )
.......................... 84% 293% 246% 330% 252% 176%
Six Months
Ended
06/30/23
(unaudited)
Year Ended
12/31/22
Year Ended
12/31/21
Year Ended
12/31/20
Year Ended
12/31/19
Year Ended
12/31/18
Portfolio turnover rate (excluding MDRs) ...............................
65% 235% 246% 319% 220% 172%
See notes to consolidated financial statements.

Notes to Consolidated Financial Statements
(unaudited)

Notes to Consolidated Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Inflation Protected Bond Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation: The accompanying consolidated financial statements of the Fund  include the account of Cayman Inflation Protected Bond Portfolio, Ltd. (the
“Cayman Subsidiary”), which is a wholly-owned subsidiary of the Fund  and primarily invests in commodity-related instruments and other derivatives . The Cayman Subsidiary enables  the Fund  to hold these commodity-related instruments and satisfy regulated investment company tax requirements. The Fund  may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $6,015,657 , which is 0.2%  of the Fund's  consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to  the Fund , except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2. SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the consolidated financial statements, disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Consolidated Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman
Subsidiary in any taxable year, the loss will generally not be available to offset the Fund’s ordinary income and/or capital gains for that year.
 Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the trustees, who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees and Officer’s fees payable in the Consolidated Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Consolidated Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the c onsolidated financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the
Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Inflation-Indexed Bonds: Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Consolidated Statement of Operations, even though investors do not receive their principal until maturity.
Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the
Consolidated Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Borrowed Bond Agreements: Repurchase agreements may be referred to as borrowed bond agreements when entered into in connection with short sales of bonds. In a borrowed bond agreement, a fund borrows a bond from a counterparty in exchange for cash collateral. The agreement contains a commitment that the security and the cash will be returned to the counterparty and a fund at a mutually agreed upon date. Certain agreements have no stated maturity and can be terminated by either party at any time. Earnings on cash collateral and compensation to the lender of the bond are based on agreed upon rates between a fund and the counterparty. The value of the underlying cash collateral approximates the market value and accrued interest of the borrowed bond. To the extent that a borrowed bond transaction exceeds one business day, the value of the cash collateral in the possession of the counterparty is monitored on a daily basis to ensure the adequacy of the collateral. As the market value of the borrowed bond changes, the cash collateral is periodically increased or decreased with a frequency and in amounts prescribed in the borrowed bond agreement. A fund may also experience delays in gaining access to the collateral.
Reverse Repurchase Agreements: Reverse repurchase agreements are agreements with qualified third-party broker dealers in which a fund sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. A fund receives cash from the sale to use for other investment purposes. During the term of the reverse repurchase agreement, a fund continues to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. A fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk. If a fund suffers a loss on its investment of the transaction proceeds from a reverse repurchase agreement, a fund would still be required to pay the full repurchase price. Further, a fund remains subject to the risk that the market value of the securities repurchased declines below the repurchase price. In such cases, a fund would be required to return a portion of the cash received from the transaction or provide additional securities to the counterparty.
Cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Consolidated Statement of Assets and
Liabilities at face value including accrued interest. Due to the short-term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by a fund to the counterparties are recorded as a component of interest expense in the Consolidated Statement of Operations. In periods of increased demand for the security, a fund may receive a fee for the use of the security by the counterparty, which may result in interest income to a fund.
For the six months ended June 30, 2023, the average daily amount of reverse repurchase agreements outstanding and the weighted average interest rate for the Fund were
$245,283,705 and 4.76%, respectively.
Borrowed bond agreements and reverse repurchase transactions are entered into by a fund under Master Repurchase Agreements (each, an “MRA”), which permit a fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/
or posted to the counterparty and create one single net payment due to or from a fund. With borrowed bond agreements and reverse repurchase transactions, typically a fund and counterparty under an MRA are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
the MRA, a fund receives or posts securities and cash as collateral with a market value in excess of the repurchase price to be paid or received by a fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, a fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.
As of period end, the following table is a summary of the Fund’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:
In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, a fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce a fund’s obligation to repurchase the securities.
Short Sale Transactions:  In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short (borrowed bond) and deliver the fixed-income security to the counterparty to which it sold the security short. An amount equal to the proceeds received by a fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. A fund is required to repay the counterparty interest on the security sold short, which, if applicable, is included in interest expense in the Consolidated
Statement of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Consolidated Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Consolidated Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Consolidated Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the
Consolidated Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Consolidated Statement of Assets and
Liabilities. When a contract is closed, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the
Counterparty
Reverse Repurchase
Agreements
Fair Value of Non-Cash
Collateral Pledged Including
Accrued Interest
(a) (a)
Cash Collateral
Pledged/Received Net Amount
(b)
Barclays Capital, Inc. ......................... $ (41,200,710) $ 41,200,710 $ — $ —
TD Securities (USA) LLC ...................... (132,076,314) 132,076,314 — —
$ (173,277,024) $ 173,277,024 $ — $ —
(a)
Collateral, if any, with a value of $174,205,429 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Consolidated Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Consolidated Statement of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Consolidated Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Consolidated
Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Consolidated Statement of
Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,”
meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Consolidated Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write swaptions primarily to preserve a return or spread on a particular investment or portion of the Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Fund may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Fund may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Fund may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Consolidated
Statement of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on
OTC Swaps in the Consolidated Statement of Assets and Liabilities. Payments received or paid are recorded in the Consolidated Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Consolidated Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Consolidated Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Consolidated
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Consolidated Statement of Assets and Liabilities.
Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Consolidated Statement of
Operations, including those at termination.

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Fund may enter into forward interest rate swaps and forward total return swaps. In a forward swap, the Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Consolidated Statement of
Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Consolidated
Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the
Consolidated Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Consolidated
Statement of Assets and Liabilities.

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman
Subsidiary for providing investment management or administrative services. However, the Fund pays the Manager based on the Fund's net assets, which includes the assets of the Cayman Subsidiary.
The Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore) Limited ("BSL") (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended June 30, 2023, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Consolidated Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Consolidated Statement of
Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended June 30, 2023, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.250%
$1 billion - $3 billion ..................................................................................................... 0.240
$ 3 billion - $5 billion ..................................................................................................... 0.230
$5 billion - $10 billion .................................................................................................... 0.220
Greater than $10 billion ................................................................................................... 0.210
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —%
Investor C ................................................................................................. 0.25 0.75
Share Class
Service and
Distribution
Fees
Investor A ........................................................................................................ $ 535,934
Investor C ........................................................................................................ 191,801
$ 727,735
Average Daily Net Assets Administration Fees
First $500 million 0.0425%
$500 million - $1 billion 0.0400
$1 billion - $2 billion 0.0375
$2 billion - $4 billion 0.0350
$4 billion - $13 billion 0.0325
Greater than $13 billion 0.0300
Institutional Investor A Investor C Class K Total
Administration fees - class specific .......................................... $ 146,533 $ 42,875 $ 3,836 $ 65,475 $ 258,719

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended June 30, 2023, the Fund paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2023, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Consolidated Statement of Operations:
For the six months ended June 30, 2023, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the six months  ended  June 30, 2023 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $3,269 .
For the six months ended June 30, 2023, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2024. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six
months ended June 30, 2023, the amount waived was $1,225.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2024. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. This amount is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations. For the six months ended June 30, 2023, the Manager waived $11,764 in investment advisory fees pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2024, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended June 30, 2023, the Manager waived and/or reimbursed investment advisory fees of $370,564 which is included in fees waived and/or reimbursed by the Manager in the Consolidated Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Consolidated Statement of Operations. For the six months ended June 30, 2023, class specific expense waivers and/or reimbursements were as follows:
Institutional ....................................................................................................... $ 96,275
Institutional Investor A Investor C Class K Total
Reimbursed Amount .................................................... $ 2,628 $ 4,931 $ 1,783 $ 1,437 $ 10,779
Institutional Investor A Investor C Class K Total
Transfer agent fees - class specific .......................................... $ 1,092,119 $ 343,516 $ 15,646 $ 12,794 $ 1,464,075
Investor A $ 1,116
Investor C 3,451
Institutional Investor A Investor C Class K
Expense Limitations ................................................ 0.34% 0.59% 1.34% 0.29%
Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Institutional .................................................................................... $ 146,53 3 $ 723,182
Investor A ..................................................................................... 42,875 235,46 6
Investor C ..................................................................................... 3,836 6,020
Class K ...................................................................................... 65,475 12,79 4
$ 258,7 19 $ 977,462

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended June 30, 2023, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Consolidated Statement of Operations.
7. PURCHASES AND SALES
For the six months ended June 30, 2023, purchases and sales of investments, including paydowns and mortgage dollar rolls and excluding short-term investments, were as follows:
For the six months ended June 30, 2023, purchases and sales related to mortgage dollar rolls were $544,287,259 and $544,233,075, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.
As of December 31, 2022, the Fund had qualified late-year losses of $44,565,558.
As of June 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2024 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended June 30, 2023, the Fund did not borrow under the credit agreement.
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock Inflation Protected Bond Portfolio ................................... $ 915,640,448 $ 1,325,222,076 $ 1,544,191,034 $ 1,410,317,403
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock Inflation Protected Bond Portfolio ............................... $ 3,095,633,438 $ 10,981,150 $ (308,307,173) $ (297,326,023)

Notes to Consolidated Financial Statements
(unaudited) (continued)

Notes to Consolidated Financial Statements
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments.
The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Consolidated Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Consolidated Schedule of
Investments.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has recently been raising the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such

Notes to Consolidated Financial Statements
(unaudited) (continued)
2023
BlackRock Semi-Annual Report to Shareholders

non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Fund may be exposed to financial instruments that are tied to the London Interbank Offered Rate (“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, announced that a majority of USD
LIBOR settings will no longer be published after June 30, 2023. All other LIBOR settings and certain other interbank offered rates ceased to be published after December 31,
2021. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. The Federal Reserve Board adopted regulations that provide a fallback mechanism by identifying benchmark rates based on SOFR that will replace LIBOR in certain financial contracts after June 30, 2023. The ultimate effect of the LIBOR transition process on the Fund is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.
Six Months Ended
06/30/23
Year Ended
12/31/22
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock Inflation Protected Bond Portfolio
Institutional
Shares sold .............................................
20,833,666 $ 207,283,529 65,664,415 $ 716,001,119
Shares issued in reinvestment of distributions ........................
2,508,075 24,953,642 12,212,200 131,098,269
Shares redeemed .........................................
(37,031,770) (368,445,850) (98,619,715) (1,041,431,906)
(13,690,029) $ (136,208,679) (20,743,100) $ (194,332,518)
Investor A
Shares sold and automatic conversion of shares ......................
3,942,249 $ 38,104,500 28,759,645 $ 293,782,459
Shares issued in reinvestment of distributions ........................
726,672 7,026,038 3,005,402 31,298,505
Shares redeemed .........................................
(8,823,687) (85,219,636) (26,797,548) (271,876,415)
(4,154,766) $ (40,089,098) 4,967,499 $ 53,204,549
Investor C
Shares sold .............................................
289,963 $ 2,680,252 1,780,946 $ 18,004,199
Shares issued in reinvestment of distributions ........................
57,760 532,684 302,181 3,012,011
Shares redeemed and automatic conversion of shares ..................
(974,995) (9,004,101) (2,194,078) (21,251,507)
(627,272) $ (5,791,165) (110,951) $ (235,297)
Class K
Shares sold .............................................
11,391,464 $ 111,470,809 35,751,337 $ 378,488,468
Shares issued in reinvestment of distributions ........................
1,169,419 11,458,430 4,711,340 49,711,414
Shares redeemed .........................................
(18,996,676) (186,411,960) (31,558,340) (329,990,262)
(6,435,793) $ (63,482,721) 8,904,337 $ 98,209,620
(24,907,860) $ (245,571,663) (6,982,215) $ (43,153,646)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 4, 2023 (the “May
Meeting”) and June 1-2, 2023 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Inflation Protected Bond Portfolio (the “Fund”) and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Fund and (2) BlackRock (Singapore) Limited (“BRS” and together with BIL, the “Sub-Advisors”), with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ analyses of the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable;
(b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f)
the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable;
(g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board Members evaluated the information available to them on a fund-by-fund basis.
The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2023
BlackRock Semi-Annual Report to Shareholders

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of investment personnel generally and the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund and BlackRock
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May Meeting.
In preparation for the May Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of
December 31, 2022, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the respective Morningstar Category (“Morningstar Category”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its
Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Fund ranked in the second quartile against its Morningstar Category. The
Board noted that BlackRock believes that the Morningstar Category is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2022 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix.
The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase, including the existence of fee waivers and/or expense caps, as applicable, noting that any contractual fee waivers and contractual expense caps had been approved by the Board. In its consideration, the Board further considered the continuation and/or implementation of fee waivers and/or expense caps, as applicable. The Board also considered the extent to which the Fund benefits from such economies of scale in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2024, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2024. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Additional Information
2023
BlackRock Semi-Annual Report to Shareholders

Tailored Shareholder Reports for Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder report for the Fund.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The
Fund’s Form N-PORT is available on the SEC’s website at sec.gov . Additionally, the Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441-7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2023
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
USD United States Dollar
Portfolio Abbreviation
BA Canadian Bankers Acceptances
CSMC Credit Suisse Mortgage Capital
EFFR Effective Federal Funds Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
REPO_CORRA Canadian Overnight Repo Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
IPB-6/23-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrants – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Exhibits attached hereto
              (a)(1) – Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) – Section 302 Certifications are attached

section302
(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(4)
Change in Registrant’s independent public accountant – Not Applicable
(b) – Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds V

Date: August 22, 2023

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: August 22, 2023